Finance Costs - Schedule of Finance Costs (Details)		12 Months Ended
		Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Schedule of Finance Costs [Abstract]
Bank charges		RM 7,356	$ 1,814	RM 4,565	RM 2,615
Interest on lease liabilities		231,431	57,059	253,389	124,157
Interest on redeemable convertible preference shares		828,703	204,314	1,384,065	360,407
Interest on a related party loan	[1]	22,717	5,601	27,260	17,081
Interest on bank borrowings (note 13)		9,424	2,323	4,056	1,566
Total finance costs		RM 1,099,631	$ 271,111	RM 1,673,335	RM 505,826

[1]	On May 1, 2023, Agroz Group entered into a borrowing agreement with HWG Cash Berhad (“HWG Cash”), a related party, who is also a minority shareholder of the Group (the “Borrowing Agreement”). Pursuant to the Borrowing Agreement, Agroz Group borrowed MYR 1,363,000 from HWG Cash, at an interest rate of two percent (2.0%) per annum and a maturity of 24 months, or on such other extended date mutually agreed between Agroz Group and the related party. In January 2024, HWG Cash ceased to be a shareholder of Agroz Group. In April 2025, both parties agreed to extend the loan repayment period to December 31, 2026 and principal fully settled on October 30, 2025.